Leases - Lease payments not included in lease liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Short term lease expense	$ 342	$ 435
Variable lease payments	0
Lease revenue	252	264
Repayments received related to finance subleases	29	34
Total finance sublease receivables	$ 38	$ 54